Fair Value Measurement (Detail) (USD $)	Nov. 30, 2014	Aug. 31, 2014	Aug. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange forward contracts, assets	$ 1,610,000	$ 713,000	$ 151,000
Foreign exchange forward contracts, liabilities	1,718,000	557,000	1,224,000
Long-term fixed-rate debt	55,201,000	58,882,000	63,460,000
Contract value of foreign exchange forward contracts outstanding	161,400,000	118,000,000	138,000,000
Fair value transfers between levels	0	0
Euro Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes payable carrying value	53,400,000	56,400,000	60,000,000
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange forward contracts, assets	0	0	0
Foreign exchange forward contracts, liabilities	0	0	0
Long-term fixed-rate debt	0	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange forward contracts, assets	1,610,000	713,000	151,000
Foreign exchange forward contracts, liabilities	1,718,000	557,000	1,224,000
Long-term fixed-rate debt	55,201,000	58,882,000	63,460,000
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange forward contracts, assets	0	0	0
Foreign exchange forward contracts, liabilities	0	0	0
Long-term fixed-rate debt	$ 0	$ 0	$ 0